ALLOWANCES AND REFUNDS	9 Months Ended
Sep. 30, 2014
Disclosure Text Block Supplement [Abstract]
Allowance for Credit Losses [Text Block]
NOTE 10 – ALLOWANCES AND REFUNDS

Sales Allowances and refunds

Due to changes in legislation in the San Diego market where the number of licenses being granted were reduced from 130 to 32, the Company reassessed the chances of performing its contracts with clients who opted for the San Diego market. Based on the reassessment, the Company determined that it would not be able to perform all the contracts due to the significant reduction in the number of available licenses in late March 2014. Also, during the second quarter of 2014, some Nevada clients could not proceed with their respective contracts and requested a settlement in the form of a partial reimbursement.

As a result, the Company recorded a provision for allowances and refunds in the amount of $842,825 with a corresponding decrease in accounts receivable and recorded a direct reduction in revenue of $22,500 from a contract cancellation. In addition some of the contracts included a refund provision. The refunds were estimated by the Company in the amount of $386,885 and accordingly a provision for allowances and refunds was recorded reducing sales revenue in 2014.

Also during the first quarter of 2014 the Company negotiated payments totaling $88,000 and paid out $352,885 from the provisions for refunds during the second quarter of 2014. As of September 30, 2014, the outstanding balance of the provision for refunds was $34,000, which has been classified as a part of “Accounts payable and other accrued expenses” on the balance sheet. The balance is expected to be reimbursed to clients by the end of 2014.

Allowance for doubtful accounts

During the first nine months of 2014, the Company identified $679,377 of accounts receivable where management determined that collection was not likely and although the Company will make continued efforts to collect the full value of the various accounts receivable, the Company charged to bad debt expense $679,377. Two accounts were written off during the first nine months of 2014 in the amount of $148,600 leaving a remaining balance of $530,777 as of September 30, 2014.